Provision for Income Taxes (Detail)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013
Provision For Income Tax [Line Items]
Tax computed at the statutory rate (34%)	0.34%	0.34%
Stock options	(0.18%)	(0.06%)
Accrual to cash	0.00%	0.00%
Warrant liability	0.00%	0.00%
Impairment Loss	0.00%	0.00%
Non-cash stock compensation	0.00%	0.00%
Change in valuation	(0.16%)	(0.28%)
Provision for income tax	0.00%	0.00%